Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans held for sale, Assets	$ 139,950	$ 97,273
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Assets	4,864	3,070
Mortgage loans held for sale, Assets		11,876
OREO, Assets	1,483	14,598
Total, Assets	6,347	29,544
Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, Assets	4,864	3,070
Mortgage loans held for sale, Assets		11,876
OREO, Assets	1,483	14,598
Total, Assets	$ 6,347	$ 29,544